Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,264,901,828.00
Previously Paid Amount	0.00
Total Fee Amount	174,682.94
Total Offset Amount	0.00
Net Fee	$ 174,682.94